SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2018 USD ($) $ / shares	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2021 USD ($) shares	Feb. 29, 2020 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Jun. 01, 2019 USD ($)	Sep. 11, 2018 $ / shares	Jul. 24, 2018 $ / shares	May 31, 2018 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 2,231,934	$ 3,039,095	$ 2,231,934	$ 3,039,095	$ 2,925,568	$ 10,525,791				$ 52,964
Accounts Receivable, Credit Loss Expense (Reversal)		0	0	5,927	0	108,392	0
Goodwill, Impairment Loss		0	0	0	0	25,185,003	0
Advertising Expense		383,128	220,927	826,867	424,019	$ 836,000	1,655,374
Research and Development Expense		8,334	$ 0	$ 20,726	$ 0		$ 0
Share Price | $ / shares						$ 0.06			$ 0.81	$ 0.70
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				87,861,815	87,577,583	88,130,526	86,439,117
Operating Lease, Right-of-Use Asset		1,136,695		$ 1,136,695		$ 1,403,429	$ 0	$ 2,703,821
Operating Lease, Liability		$ 1,158,740		$ 1,158,740		1,473,051	2,675,310	$ 2,675,310
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	$ 1,265,751					$ 0	$ 1,265,751
Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price | $ / shares	$ 0.6865						$ 0.2999
Debt Instrument, Convertible, Terms of Conversion Feature							That the conversion price of the YAN II PN Convertible Notes would be equal to $0.40 with a full reset feature, and upon default, 75% of the lowest Volume Weighted Average Price (the “VWAP”) in the 15 consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date; - That the new convertible notes issued during this period with full resets would be initially issued with conversion prices of $0.40, which were not reset as a result of subsequent transactions
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.40
Note Redemption, Projection							- That the Company would redeem the convertible notes, projected initially at 0% of the time and increasing monthly by 1.00% to a maximum of 10.0%;
Event of Default, Decription							- That unless an Event of Default occurred, the holder would sell, per trading day, an amount of Common Stock up to the greater of (i) $5,000 or (ii) 25% multiplied by the “Aggregate Amount,” as defined in the YAN II PN Convertible Notes.
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				54,410,145	54,835,145	54,835,145	54,818,985
Equity Unit Purchase Agreements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				7,676,974	7,676,974	7,676,974	7,676,974
Convertible Debt Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				25,454,696	24,678,796	25,131,739	23,261,393
Stock Payable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				320,000	386,668	486,668	681,764
Measurement Input, Default Rate [Member] | Maximum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input							0.24
Measurement Input, Default Rate [Member] | Minimum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input							0.15
Measurement Input, Price Volatility [Member] | Maximum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input							2.428
Measurement Input, Price Volatility [Member] | Minimum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input							0.974